CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Convertible Notes Payable	$ 633,167	$ 633,167
Deferred financing costs	(75,700)	(75,700)
[custom:ConvertibleNotesPayableNet-0]	557,467	500,319
Convertible Notes Payable, Current	(394,300)	(233,167)
Convertible Notes Payable, Noncurrent	163,167	267,152
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible note payable, gross	295,000	295,000
Convertible notes payable 1 [Member]
Debt Instrument [Line Items]
Convertible note payable, gross	55,000	55,000
Convertible Notes Payable Two [Member]
Debt Instrument [Line Items]
Convertible note payable, gross	50,000	50,000
Convertible notes payable 3 [Member]
Debt Instrument [Line Items]
Convertible note payable, gross	125,000	125,000
Convertible Notes Payable Four [Member]
Debt Instrument [Line Items]
Convertible note payable, gross	33,167	33,167
Convertible Notes Payable Five [Member]
Debt Instrument [Line Items]
Convertible note payable, gross	$ 75,000	$ 75,000